Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 302,904	$ 459,410
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,920,500	1,866,000
Depreciation expense	211,833	238,346
Premium amortization less discount accretion on investment securities	22,533	45,951
Gain on sale of securities available-for-sale	(226,788)	(262,011)
Loss (gain) on sale of other real estate owned	(96,084)	17,000
Deferred income tax benefit	(9,598)	(153,660)
Write down of other real estate owned	164,864
Net amortization of loan fees and costs	(10,311)	(4,357)
Decrease in accrued interest receivable	121,593	192,641
Decrease in accrued interest payable	(171,942)	(250,648)
Decrease in other assets	67,265	723,795
Increase (decrease) in other liabilities	(36,423)	47,938
Net cash provided by operating activities	2,260,346	2,920,405
Cash flows from investing activities:
Proceeds from maturities of securities available-for-sale	15,448,820	9,404,344
Proceeds from sale of securities available-for-sale	3,268,863	4,562,437
Purchases of securities available-for-sale	(19,178,231)	(16,621,567)
Proceeds from maturities of securities held-to-maturity		265,000
Net decrease in nonmarketable equity securities	43,200
Proceeds from maturities of time deposits with other banks	250,000	500,000
Proceeds from sale of other real estate owned	1,111,649	50,000
Net decrease in loans to customers	7,820,680	6,774,121
Purchases of premises and equipment	(110,196)	(51,629)
Net cash provided by investing activities	8,654,785	4,882,706
Cash flows from financing activities:
Net increase (decrease) in demand deposits, interest-bearing transaction accounts and savings accounts	4,030,170	(217,476)
Net decrease in time deposits	(789,430)	(8,886,699)
Cash dividends paid	(116,501)	(117,001)
Purchase of treasury stock		(98,401)
Net cash provided (used) by financing activities	3,124,239	(9,319,577)
Net increase (decrease) in cash and cash equivalents	14,039,370	(1,516,466)
Cash and cash equivalents, beginning of year	16,177,800	17,694,266
Cash and cash equivalents, end of year	30,217,170	16,177,800
Cash paid during the year for:
Income taxes	66,000	13,000
Interest	1,628,518	2,399,060
Supplemental non cash activities
Changes in unrealized gains on securities available-for-sale	403,182	(350,824)
Foreclosures on loans	$ 1,706,317	$ 2,491,189